Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands			11 Months Ended	12 Months Ended
	Mar. 05, 2021	Jan. 19, 2021	Dec. 31, 2021	Dec. 31, 2021
Ours Technology [Member]
Business Combinations [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Business combination, consideration transferred	$ 40,821			$ 40,821
Business combination, consideration transferred, other	$ 2,145
Business acquisition, equity interest issued or issuable, number of shares	6,064,675
Acquistion date fair value of consideration transferred shares issued value				24,105
Business combination transaction costs incurred and expensed				262
Business combination stock options assumed estimated fair value	$ 3,789
Business combination stock options stock assumptions assumed deferred compensation	$ 1,644
Business combination restricted stock units issued shares	396,067
Business combination restricted stock units issued vesting period	2 years
Business combination provisional information initial accounting incomplete adjustment deferred tax liability	$ 774
Ours Technology [Member] | Goodwill [Member]
Business Combinations [Line Items]
Business combination preliminary purchase price allocation initial accounting adjustments intangible assets	$ 774
Apparate USA LLC [Member]
Business Combinations [Line Items]
Business acquisition, percentage of voting interests acquired		100.00%
Business acquisition, equity interest issued or issuable, number of shares		252,194,518
Goodwill and intangible asset impairment				0
Acquistion date fair value of consideration transferred shares issued value		$ 1,915,708
Business combination preliminary purchase price allocation initial accounting adjustment property plant and equipment		21,652
Business combination separately recognized non cash expenses				$ 7,873
Business combination provisional information initial accounting incomplete adjustment deferred tax liability			$ 3,342
Apparate USA LLC [Member] | Goodwill [Member]
Business Combinations [Line Items]
Business combination preliminary purchase price allocation initial accounting adjustments intangible assets			$ 24,994
Apparate USA LLC [Member] | General and Administrative Expense [Member]
Business Combinations [Line Items]
Business combination transaction costs incurred and expensed		$ 15,113
Apparate USA LLC [Member] | Series U-1 Redeemable Convertible Preferred Stock [Member]
Business Combinations [Line Items]
Business combination temporary equity shares issued during the period shares		110,437,359